Shareholders’ Equity (Details Narrative)														12 Months Ended
	Jul. 31, 2023 USD ($) $ / shares	Jul. 31, 2023 HKD ($) $ / shares	Aug. 15, 2022 USD ($) $ / shares	Aug. 15, 2022 HKD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 HKD ($) $ / shares	Jun. 15, 2022 shares	Mar. 27, 2022 USD ($) $ / shares	Mar. 27, 2022 HKD ($) $ / shares	Mar. 24, 2022 USD ($)	Mar. 24, 2022 HKD ($)	Mar. 23, 2022 $ / shares	Mar. 23, 2022 $ / shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 shares
Equity [Abstract]
Ordinary shares, shares authorized														Unlimited	Unlimited
Ordinary shares, no par value | $ / shares														$ 0
Number of shares issued							50,000							11,585,000
Ordinary shares issued														11,585,000	11,585,000
Ordinary shares outstanding														11,585,000	11,585,000
Dividend declared per share | (per share)	$ 0.031	$ 0.242	$ 0.112	$ 0.873	$ 0.089	$ 0.691		$ 0.028	$ 0.218			$ 0.111	$ 0.863
Dividend settled by cash	$ 359,008	$ 2,800,800	$ 1,296,457	$ 10,114,311	$ 1,025,444	$ 8,000,000		$ 324,093	$ 2,528,413	$ 1,281,805	$ 10,000,000